DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of deferred tax assets and liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2019 US$000	2018 US$’000	2019 US$’000	2018 US$’000	2019 US$’000	2018 US$’000
Property, plant and equipment	1,027	815	(9)	(37)	1,018	778
Intangible assets	—	—	(6,099)	(7,189)	(6,099)	(7,189)
Inventories	642	668	—	—	642	668
Provisions	3,838	4,311	—	—	3,838	4,311
Other items	745	333	(1,031)	(629)	(286)	(296)

Deferred tax assets/(liabilities)	6,252	6,127	(7,139)	(7,855)	(887)	(1,728)

Schedule of Deferred Tax Assets Not Recognised
Deferred tax assets have not been recognised by the Group in respect of the following items:

	December 31, 2019	December 31, 2018
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	80,577	67,012
US alternative minimum tax credits	1,928	1,674
Other temporary timing differences	7,399	3,880
US state credit carryforwards	493	364

	98,690	81,223

Schedule of Unrecognised Deferred Tax Assets
The movement in the unrecognised deferred tax assets during the year ended December 31, 2019 is analysed as follows:

Movement in unrecognised deferred tax assets	Increase / (decrease) US$’000	Applicable tax rate %	Tax effect US$’000
Net operating losses in US	(1,348)	21%	(283)
Alternative minimum tax credit in US	254	n/a	254
Net operating losses in Brazil	1,788	34%	608
Net operating losses in Ireland	13,125	12.5% -25%	2,353
Other deferred tax assets in Ireland	(1,938)	12.5%	(243)
Other deferred tax assets in US	5,457	21%	1,146
US state credit carryforwards	129	n/a	129

Total – continuing operations	17,467		3,964

Schedule of Unrecognised Deferred Tax Liabilities
Movement in temporary differences during the year

	Balance January, 1 2019	Recognised in income	Balance December 31, 2019
	US$’000	US$’000	US$’000
Property, plant and equipment	778	240	1,018
Intangible assets	(7,189)	1,090	(6,099)
Inventories	668	(26)	642
Provisions	4,311	(473)	3,838
Other items	(296)	10	(286)
			(887
	(1,728)	841	(887)

	Balance January, 1 2018	Recognised in income	Balance December 31, 2018
	US$’000	US$’000	US$’000
Property, plant and equipment	350	428	778
Intangible assets	(9,443)	2,254	(7,189)
Inventories	1,006	(338)	668
Provisions	3,510	801	4,311
Other items	818	(1,114)	(296)
Tax value of loss carryforwards recognised	1,625	(1,625)	—

	(2,134)	406	(1,728)